Note A - Summary of Significant Accounting Policies (Details Textual) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 shares
Number of Reportable Segments	2
Percentage of Loan Portfolio	100.00%	100.00%
Due from Banks	$ 26,422
Repossessed Assets	2,129	$ 2,358
Servicing Asset	$ 387	$ 429
Weighted Average Number of Shares Outstanding, Basic | shares	4,351,748	4,117,675	4,099,194
Restricted Cash and Cash Equivalents	$ 28,102	$ 36,535
Weighted Average Number of Shares Outstanding, Diluted | shares	0	0	0
Goodwill, Impairment Loss	$ 0
Equipment Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Equipment Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	8 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	7 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	39 years
Unsecured [Member]
Percentage of Loan Portfolio	5.61%	6.06%
Consumer Portfolio Segment [Member]
Period of Actual Loss History Experienced	3 years
Percentage of Loan Portfolio	18.27%	18.89%
Commercial Portfolio Segment [Member]
Period of Actual Loss History Experienced	5 years
Percentage of Loan Portfolio	13.69%	13.99%